Retirement Plans (Schedule Of Net Funded Status) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Curtailments					$ (1)
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status, December 31	$ (3,371)		$ (3,371)	$ (3,515)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, January 1			14,438	14,741
Service cost			158	161	145
Interest cost			580	597	600
Settlements			(1,222)	(43)
Actuarial (gain) loss			495	(254)
Defined Benefit Plan, Divestitures, Benefit Obligation			1	0
Plan amendments			0	0
Benefits paid			(767)	(764)
Effect of foreign currency exchange rate movements			0	0
Benefit obligation, December 31	13,683		13,683	14,438	14,741
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, January 1			10,923	10,918
Actual return on plan assets			607	(1)
Company contributions			771	813
Benefits paid			(767)	(764)
Settlements	(9)	$ (8)	(1,222)	(43)
Effect of foreign currency exchange rate movements			0	0
Fair value of plan assets, December 31	10,312		10,312	10,923	10,918
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status, December 31	(66)		(66)	(49)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, January 1			204	233
Service cost			4	6	5
Interest cost			9	10	13
Settlements			(2)	(12)
Actuarial (gain) loss			35	(1)
Defined Benefit Plan, Divestitures, Benefit Obligation			0	0
Plan amendments			(1)	0
Benefits paid			(9)	(7)
Effect of foreign currency exchange rate movements			(21)	(25)
Benefit obligation, December 31	219		219	204	233
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, January 1			155	180
Actual return on plan assets			17	4
Company contributions			8	9
Benefits paid			(9)	(7)
Settlements			(2)	(12)
Effect of foreign currency exchange rate movements			(16)	(19)
Fair value of plan assets, December 31	$ 153		$ 153	$ 155	$ 180